Putnam
Diversified
Equity
Trust

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

2-28-99


[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* "We manage Putnam Diversified Equity Trust in a three-tiered fashion. First, we target what we believe to be the world's most attractive markets. Second, we analyze industry sectors to determine which offer the most potential. Finally, we search for holdings on a stock-by-stock basis, extensively researching a company's fundamentals and growth prospects. We believe that through this actively managed, seamless process we can constantly bring added value to the portfolio."

                                          -- Paul Warren, manager

* Morningstar, Inc., an independent rating agency, gave Putnam Diversified Equity Trust's class A shares its highest rating of 5 stars for overall performance based on the 3-year period ended March 31, 1999. Of the 918 global equity funds rated, 10% received 5 stars.*


   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

14 Portfolio holdings

20 Financial statements

* Past performance is not indicative of future results. Morningstar ratings reflect risk-adjusted performance through 3/31/99 and are subject to change every month. Morningstar ratings are calculated from a fund's 3-year return (with fee adjustments) in excess of 90-day Treasury bill returns and a risk factor that reflects performance below 90-day Treasury bill returns. For 3-year performance, the fund received 5 stars with 918 funds rated. 10% of the funds in an investment category receive 5 stars; the next 22.5% receive 4 stars; the middle 35% receive 3 stars. Performance of other share classes will vary.



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Putnam Diversified Equity Trust delivered outstanding results during the fiscal year ended February 28, 1999, the first full year employing its broadened global investment strategy. The new strategy allows the managers to seek out companies anywhere in the world whose stocks they believe offer not only attractive valuations but growth potential. Given the tumultuous state of the world's equity markets over the past year and a half, the shift was fortuitous indeed.

I am pleased to announce the recent appointment of two new members to the management team. Michael K. Arends joined Putnam in 1997 from Phoenix Duff and Phelps and had previously worked with Kemper Financial Services, Institutional Capital Corp., and Mathers and Co. He has 22 years of investment experience. Michael P. Stack also joined Putnam in 1997; his 14 years of investment experience include employment with Independence Investment Associates and National Life Investment Management.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
April 21, 1999



Report from the Fund Managers
Justin M. Scott
Omid Kamshad
Paul C. Warren
Robert R. Beck
Michael K. Arends
Michael P. Stack

In the 12 months ended February 28, 1999, investors witnessed firsthand how truly interdependent the world's financial markets have become. Unsettled financial, economic, and political conditions created an unpredictable global investment environment with many contrasting influences. On the downside, the collapse of the Russian ruble, Asia's ongoing fiscal turmoil, and the imminent devaluation of the Brazilian real caused markets worldwide to plummet. On the upside, the Federal Reserve Board cut interest rates three times to help inject liquidity into the global marketplace, the U.S. economy continued to grow without signs of inflation, and the euro was successfully launched -- three positive events that helped to restore confidence in the markets.

Amid this volatile environment, Putnam Diversified Equity Trust maintained its seamless global approach to pursuing capital appreciation, posting solid gains by period's end. The fund's class A shares returned a total of 13.08% at net asset value and 6.60% at public offering price. More complete performance information, including the performance of other share classes, can be found on pages 9 and 10 of this report.

* VALUATION APPROACH EXPANDS FUND'S POTENTIAL

As noted in the semiannual report, four months into the fiscal year we made changes in the fund's stock selection process and overall asset allocation. We expanded the fund's ability to invest in foreign markets while at the same time dissolving the distinction between the fund's domestic value and domestic growth sectors.

Our goal was to enhance the fund's capacity to focus on stocks that offer both attractive valuations and growth potential on a global basis. Using a valuation approach, we now analyze a stock's current price in relation to the corporation's assets and the return we expect them to earn. If a company's current stock price is considerably less than its potential relative payback, we will consider purchasing the stock for the fund.

Since we instituted this price-to-payback method of stock selection across the portfolio, your fund's competitive performance has improved substantially.

* U.S. REMAINS ANCHOR MARKET THOUGH WEIGHTING REDUCED

Since the outset of fiscal 1999, we have selectively trimmed back the fund's exposure to U.S. stocks, locking in profits and shifting the allocation balance to opportunities in other regions of the world. While the United States remains the fund's largest country weighting, roughly 46% of the fund's net assets were invested in the U.S. market at the fiscal year's end, down from 68% earlier in the period. Positions we reduced and/or eliminated included the fund's holdings in Cisco, Ascend Communications, and Texas Instruments, all of which produced considerable gains.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Telecommunications        17.2%

Pharmaceuticals and
biotechnology              8.8%

Financial services         7.6%

Retail                     7.3%

Banks                      6.2%

Footnote reads:
*Based on net assets as of 2/28/99. Holdings will vary over time.


Our focus on the domestic market served the fund well as corporate America repeatedly affirmed its resilience. It also gave the fund a strategic advantage when global markets experienced, in tandem, unprecedented panic selling in August, September, and part of October. Though not immune to the volatility, the U.S. market fared better than most other markets and was able to rebound quickly.

The assets we took from the U.S. market were redeployed, for the most part, to European markets that stood to benefit from the implementation of Europe's Economic and Monetary Union (EMU) on January 1, 1999. At the beginning of the fiscal year, we targeted stocks of companies based in France, the Netherlands, and Italy. In the second half of the period, we increased the fund's exposure to the United Kingdom, reduced its German position, and slightly scaled back on investments in France. Also caught in the global downdraft in the fall, European markets have yet to recover as fully as those in the United States, particularly when returns are calculated in U.S. dollar terms. Consequently, we believe there is room for a substantial increase in value in a number of the Continent's markets.

The United Kingdom was among one of Europe's weakest performers in 1998. We attribute this, in part, to its decision not to participate in EMU, which meant that it also did not participate in the runup of stock prices that preceded the introduction of the euro. Because the United Kingdom was also the first to enter into a recession, we believe it will be among the first to lower interest rates and stimulate growth in additional ways. British Telecom and WPP Group were among the fund's newly purchased holdings in this market. While these holdings, as well as others discussed in this report, were viewed favorably at the end of the period, all holdings are subject to review and adjustment in accordance with the fund's investment strategy and may well vary in the future.

The German economy is also comparatively weaker than most other European economies, and the German market was not as great a beneficiary of the uptrend that anticipated EMU as the markets of some of Europe's peripheral countries. Stock valuations in Germany began to look a bit stretched to us and we decided it was time to realize profits and sell some holdings, including Deutsche Telecom. The slight reduction we made in the fund's French holdings was primarily due to the selling of Total, an energy company, in favor of Chevron in the U.S. We also trimmed back our holdings in ING in the Netherlands to realize gains.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Telecom Italia SPA (Italy)
Telecommunications

Pharmacia & Upjohn, Inc.
Pharmaceuticals and biotechnology

Tyco International Ltd.
Conglomerates

Citigroup, Inc.
Financial services

MCI WorldCom, Inc.
Telecommunications

Nokia Oyj AB Class A (Finland)
Telecommunications

Microsoft Corp.
Computer software

Sprint Corp.
Telecommunications

National Westminster Bancorp Inc. (United Kingdom)
Banks

Wal-Mart Stores, Inc.
Retail

Footnote reads:
These holdings represent 17.8% of the fund's net assets as of 2/28/99. Portfolio holdings will vary over time.


On the other side of the globe, Japanese stocks may hold promise yet. For some time now, we have kept the fund's investments in Japan to a carefully researched minimum. In the final few weeks of the fiscal year, however, we took a more positive stance on that market's prospects and added new holdings. Although the situation remains quite tenuous, there appears to be change afoot in how corporate Japan is addressing shareholder value. With a seemingly firm resolve to focus on future profitability, many firms are taking steps to restructure. Furthermore, Japanese stock valuations are among the most attractive in the developed world. These considerations make the case for investing in certain well-researched companies, such as NTT and Matsushita Electric, a compelling one.

* TELECOMMUNICATIONS HOLDINGS DOMINATE PORTFOLIO

Investing in a variety of countries is just one of several ways in which we diversify your investment. We also spread risk and maximize growth potential by analyzing a broad range of industry sectors and by examining hundreds of individual stocks. Throughout the period, telecommunications holdings, primarily in the United States and secondarily in Europe, made up the bulk of the fund's net assets. In fact, Telecom Italia was the fund's largest holding at the end of the fiscal year. The proliferation of wireless and data technology and the industry's long-term growth prospects make it an attractive investment regardless of market cycles. Finance, electronics, pharmaceuticals, and retail were also key portfolio sectors.

* FISCAL 1999 PROMISES MORE UNCERTAINTY -- ALONG WITH REASONS FOR OPTIMISM

If fiscal 1998 taught investors anything, it is to expect the unexpected. As of this writing, fiscal 1999 seems poised to provide more of the same. There exists much uncertainty and risk in the global financial marketplace -- the Far East and Latin America come to mind -- and therefore a disciplined investment strategy and a strong commitment to sound research are critical to success. In general, we are optimistic that the fundamentals of the U.S. and European markets will reward investors in the long run, although possible short-term bouts of volatility may cast a shadow of doubt on the markets' potential. We will continue our painstaking evaluation of political, economic, and financial data from countries around the world as we reallocate your fund's assets to capture profits and pursue new opportunities.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 2/28/99, there is no guarantee the fund will continue to hold these securities in the future. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments, not present with domestic investments.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Diversified Equity Trust is designed for investors seeking capital appreciation through a diversified portfolio consisting primarily of domestic and international stocks.





TOTAL RETURN FOR PERIODS ENDED 2/28/99

                      Class A           Class B           Class C           Class M
Inception dates      (7/1/94)          (7/1/94)          (2/1/99)          (7/3/95)
                    NAV      POP      NAV     CDSC      NAV     CDSC      NAV      POP
--------------------------------------------------------------------------------------
1 year            13.08%    6.60%   12.33%    7.33%   12.53%   11.53%   12.61%    8.63%
--------------------------------------------------------------------------------------
Life of fund     129.61   116.38   123.66   121.66   123.33   123.33   126.29   118.35
Annual average    19.53    18.01    18.86    18.63    18.82    18.82    19.15    18.24
--------------------------------------------------------------------------------------



COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 2/28/99

                                   Standard &                      MSCI
                                     Poor's          MSCI      All-Country
                                   500 Index      EAFE Index   World Index
------------------------------------------------------------------------------
1 year                               19.74%         4.95%         9.06%
------------------------------------------------------------------------------
Life of fund                        205.69         38.89         73.46
Annual average                       27.08          7.30         12.54
------------------------------------------------------------------------------

Past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-year and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class M shares for periods prior to its inception are derived from the historical performance of class A shares, adjusted to reflect the initial sales charge currently applicable to the class and, in the case of class M shares, the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of
a $10,000 investment since
7/1/94

                Fund's class A    MSCI All-Country    MSCI         S&P 500
Date            shares at POP        World Index   EAFE Index       Index

7/1/94              9,425              10,000         10,000        10,000
2/28/95             9,814               9,936          9,500        11,128
2/29/96            12,815              11,942         11,101        14,989
2/28/97            14,983              13,324         11,460        18,911
2/28/98            19,139              15,905         13,234        25,530
2/28/99           $21,638             $17,346        $13,889       $30,569

Footnote reads:
Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B shares would have been valued at $22,366 (the value of class B shares with a redemption at the end of the period is $22,166) a $10,000 investment in the fund's class M shares would have been valued at $22,629 ($21,835 at public offering price); a $10,000 investment in the fund's class C shares would have been valued at $22,333 (no sales charge would apply). See first page of performance section for performance calculation method.


PRICE AND DISTRIBUTION INFORMATION
12 months ended 2/28/99

                             Class A     Class B      Class C      Class M
------------------------------------------------------------------------------
Distributions                   1           1           --            1
------------------------------------------------------------------------------
Income                       $  --       $  --          --         $  --
------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------
Long-term                    1.170       1.170          --         1.170
------------------------------------------------------------------------------
Short-term                   0.067       0.067          --         0.067
------------------------------------------------------------------------------
  Total                     $1.237      $1.237          --        $1.237
------------------------------------------------------------------------------
Share value              NAV      POP      NAV                 NAV      POP
------------------------------------------------------------------------------
2/28/98                $13.18   $13.98  $13.07          --   $13.11   $13.59
------------------------------------------------------------------------------
2/1/99*                    --       --      --      $14.15       --       --
------------------------------------------------------------------------------
2/28/99                 13.62    14.45   13.40       13.63    13.48    13.97
------------------------------------------------------------------------------

 * Inception date of class C shares.





TOTAL RETURN FOR PERIODS ENDED 3/31/99
(most recent calendar quarter)

                       Class A           Class B           Class C           Class M
Inception dates       (7/1/94)          (7/1/94)          (2/1/99)          (7/3/95)
                     NAV      POP      NAV     CDSC      NAV     CDSC      NAV      POP
---------------------------------------------------------------------------------------
1 year             11.78%    5.34%   11.00%    6.00%   11.13%   10.13%   11.26%    7.38%
---------------------------------------------------------------------------------------
Life of fund      139.56   125.75   133.17   131.17   132.67   132.67   135.86   127.58
Annual average     20.19    18.70    19.51    19.29    19.46    19.46    19.80    18.90
---------------------------------------------------------------------------------------


Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or class C shares and assumes redemption at the end of the period. For class B shares, the CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

COMPARATIVE BENCHMARKS

Standard & Poor's 500 Index* is an unmanaged list of common stocks whose performance assumes reinvestment of all distributions. It is frequently used as a general measure of stock market performance.

Europe, Australia, and Far East (EAFE)* component of Morgan Stanley Capital International (MSCI) World Index is an unmanaged list of approximately 1,045 equity securities originating in 18 countries listed on the stock exchanges of Europe, Australia, and the Far East, with all values expressed in U.S. dollars. Performance figures reflect changes in market prices and reinvestment of distributions net of withholding taxes.

Morgan Stanley Capital International (MSCI) All-Country World Index* is an unmanaged list of global equity securities, with all values expressed in U.S. dollars.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.



Report of independent accountants
For the fiscal year ended February 28, 1999

To the Trustees and Shareholders of
Putnam Diversified Equity Trust

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments owned, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Diversified Equity Trust (the "fund") at February 28, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at February 28, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
April 15, 1999




Portfolio of investments owned
February 28, 1999

COMMON STOCKS (97.4%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Advertising (1.1%)
--------------------------------------------------------------------------------------------------------------------------
            971,800  WPP Group PLC (United Kingdom)                                                         $    7,691,669

Apparel (0.7%)
--------------------------------------------------------------------------------------------------------------------------
             68,600  Gucci Group N.V. (Netherlands)                                                              4,802,000

Automotive (0.9%)
--------------------------------------------------------------------------------------------------------------------------
             39,860  General Motors Corp.                                                                        3,290,941
             83,012  Volkswagen AG (Germany)                                                                     3,273,767
                                                                                                            --------------
                                                                                                                 6,564,708

Banks (6.2%)
--------------------------------------------------------------------------------------------------------------------------
            176,852  Allied Irish Banks PLC (Ireland)                                                            3,078,159
            216,400  Banca Popolare di Bergamo SPA (Italy)                                                       5,673,593
            189,038  Banca Popolare di Brescia SPA (Italy)                                                       5,810,015
                710  Bank of Nova Scotia (Canada)                                                                   14,651
             60,969  Banque Nationale de Paris (France)                                                          4,882,783
             97,700  BB&T Corp.                                                                                  3,700,876
            256,000  Development Bank of Singapore Ltd. (Singapore)                                              1,858,304
             55,000  Fifth Third Bancorp                                                                         3,633,300
            220,200  Istituto Bancario San Paolo di Torino (Italy) (NON)                                         3,856,900
            561,373  National Westminster Bancorp Inc. (United Kingdom)                                         11,620,659
                                                                                                            --------------
                                                                                                                44,129,240

Broadcasting (2.6%)
--------------------------------------------------------------------------------------------------------------------------
             75,300  CBS Corp.                                                                                   2,776,688
            200,925  News Corp. Ltd. ADR (Australia)                                                             5,701,247
             95,700  Tele-Comm Liberty Media Group, Inc. Class A (NON)                                           5,155,838
             26,500  Television Francaise I (France)                                                             4,758,361
                                                                                                            --------------
                                                                                                                18,392,134

Building and Construction (0.9%)
--------------------------------------------------------------------------------------------------------------------------
             24,471  Bouygues S.A. (France)                                                                      6,105,818

Building Products (0.8%)
--------------------------------------------------------------------------------------------------------------------------
            238,934  CRH PLC (Ireland)                                                                           4,448,244
             15,030  Lafarge Coppee (France)                                                                     1,432,185
                                                                                                            --------------
                                                                                                                 5,880,429

Business Services (2.6%)
--------------------------------------------------------------------------------------------------------------------------
            460,800  Cendant Corp. (NON)                                                                         7,632,000
             52,000  Pitney Bowes, Inc.                                                                          3,285,750
            294,196  Securicor Group PLC (United Kingdom)                                                        2,838,771
            221,559  Vedior NV (Netherlands)                                                                     4,722,743
                                                                                                            --------------
                                                                                                                18,479,264

Cable Television (2.8%)
--------------------------------------------------------------------------------------------------------------------------
            160,800  MediaOne Group Inc. (NON)                                                                   8,763,600
            178,704  Tele-Communications, Inc. Class A (NON)                                                    11,224,845
                                                                                                            --------------
                                                                                                                19,988,445

Cellular Communications (2.7%)
--------------------------------------------------------------------------------------------------------------------------
            165,493  Hellenic Telecommunication Organization S.A. (Greece)                                       4,377,908
            592,400  Orange PLC ADR (United Kingdom) (NON)                                                       8,575,510
            167,650  Sprint PCS (NON)                                                                            5,364,800
             39,900  Telesp Celular Participacoes S.A. ADR (Brazil)                                                837,900
                                                                                                            --------------
                                                                                                                19,156,118

Chemicals (2.8%)
--------------------------------------------------------------------------------------------------------------------------
            137,200  Akzo-Nobel N.V. (Netherlands)                                                               5,221,870
            224,700  Hoechst AG (Germany)                                                                       10,631,393
            174,000  Shin-Etsu Chemical Co. (Japan)                                                              4,064,873
                                                                                                            --------------
                                                                                                                19,918,136

Computer Services (1.4%)
--------------------------------------------------------------------------------------------------------------------------
            215,500  Electronic Data Systems Corp.                                                              10,020,750

Computer Software (2.0%)
--------------------------------------------------------------------------------------------------------------------------
             78,708  Microsoft Corp. (NON)                                                                      11,816,039
            132,300  Parametric Technology Corp. (NON)                                                           2,034,113
                                                                                                            --------------
                                                                                                                13,850,152

Computers (2.1%)
--------------------------------------------------------------------------------------------------------------------------
            163,400  Compaq Computer Corp.                                                                       5,759,850
            309,000  Fujitsu Ltd. (Japan)                                                                        3,843,025
             30,500  IBM Corp.                                                                                   5,185,000
                                                                                                            --------------
                                                                                                                14,787,875

Conglomerates (3.4%)
--------------------------------------------------------------------------------------------------------------------------
            437,366  Granada Group PLC (United Kingdom)                                                          8,818,911
            300,000  Hutchison Whampoa, Ltd. (Hong Kong)                                                         2,081,451
            179,769  Tyco International Ltd.                                                                    13,381,555
                                                                                                            --------------
                                                                                                                24,281,917

Cosmetics (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            129,000  Shiseido Co., Ltd. (Japan)                                                                  1,561,008

Electric Utilities (0.9%)
--------------------------------------------------------------------------------------------------------------------------
             89,200  Electricidade de Portugal S.A. (Portugal) (NON)                                             1,929,880
            297,172  Iberdola S.A. (Spain)                                                                       4,664,947
                                                                                                            --------------
                                                                                                                 6,594,827

Electronics and Electrical Equipment (4.0%)
--------------------------------------------------------------------------------------------------------------------------
             75,000  Advantest Corp. (Japan)                                                                     5,678,571
            125,600  ASM Lithography Holding N.V. (Netherlands) (NON)                                            5,181,618
            100,000  Matsushita Electric Industrial Co.                                                          1,668,067
             60,200  Motorola, Inc.                                                                              4,229,050
            131,845  Samsung Electronics Co. (South Korea) (NON)                                                 9,296,602
             91,700  Seagate Technology, Inc. (NON)                                                              2,653,569
                                                                                                            --------------
                                                                                                                28,707,477

Entertainment (0.6%)
--------------------------------------------------------------------------------------------------------------------------
             46,900  Viacom, Inc. Class B (NON)                                                                  4,144,788

Environmental Control (1.0%)
--------------------------------------------------------------------------------------------------------------------------
             27,615  Vivendi (France)                                                                            7,224,912

Financial Services (7.6%)
--------------------------------------------------------------------------------------------------------------------------
             33,100  American Express Co.                                                                        3,591,350
              4,392  Cie Finance Richemont (Switzerland)                                                         6,655,466
            217,300  Citigroup, Inc.                                                                            12,766,375
              2,019  Julius Baer Holdings AG (Switzerland)                                                       6,148,366
             47,900  Merrill Lynch & Co., Inc.                                                                   3,676,325
             57,200  Morgan Stanley, Dean Witter,  Discover and Co.                                              5,176,600
          1,717,000  Nikko Securities Co. Ltd. (Japan)                                                           5,410,713
             33,825  UBS AG (Switzerland) (NON)                                                                 10,555,684
                                                                                                            --------------
                                                                                                                53,980,879

Food and Beverages (1.3%)
--------------------------------------------------------------------------------------------------------------------------
            408,788  Diageo PLC (United Kingdom)                                                                 4,515,950
             11,900  Groupe Danone (France)                                                                      2,974,441
             42,450  Huhtamaki I Free (Finland)                                                                  1,421,125
                                                                                                            --------------
                                                                                                                 8,911,516

Insurance (4.5%)
--------------------------------------------------------------------------------------------------------------------------
             80,000  AFLAC Inc.                                                                                  3,530,000
            508,795  Allied Zurich AG (United Kingdom) (NON)                                                     7,511,981
             45,700  American International Group, Inc.                                                          5,206,944
             68,732  Axa S.A. (France)                                                                           8,994,962
             89,919  Internationale Nederlanden Groep (Netherlands)                                              5,051,793
             43,700  Sampo Insurance Co., Ltd. Class A (Finland)                                                 1,449,012
                                                                                                            --------------
                                                                                                                31,744,692

Machinery (1.2%)
--------------------------------------------------------------------------------------------------------------------------
             63,608  Mannesmann AG (Germany)                                                                     8,569,631

Networking Equipment (1.2%)
--------------------------------------------------------------------------------------------------------------------------
            172,800  3Com Corp. (NON)                                                                            5,432,400
             38,100  Ascend Communications, Inc. (NON)                                                           2,931,319
                                                                                                            --------------
                                                                                                                 8,363,719

Oil and Gas (2.6%)
--------------------------------------------------------------------------------------------------------------------------
             53,082  BP Amoco PLC ADR (United Kingdom)                                                           4,511,987
             25,255  Chevron, Inc.                                                                               1,941,478
            247,800  Conoco, Inc.                                                                                5,033,438
             65,500  Elf Aquitaine S.A. (France)                                                                 6,854,706
                                                                                                            --------------
                                                                                                                18,341,609

Paper (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             42,600  Willamette Industries, Inc. (NON)                                                           1,552,238

Pharmaceuticals and Biotechnology (8.8%)
--------------------------------------------------------------------------------------------------------------------------
             63,300  American Home Products Corp.                                                                3,766,350
             84,000  Lilly Eli & Co.                                                                             7,953,750
            109,000  Merck & Co., Inc.                                                                           8,910,750
                700  Novartis AG  ADR (Switzerland)                                                              1,231,248
             62,400  Pfizer, Inc.                                                                                8,232,900
            261,718  Pharmacia & Upjohn, Inc.                                                                   14,263,631
            163,500  Schering-Plough Corp.                                                                       9,145,781
             59,800  Warner-Lambert Co.                                                                          4,129,938
            168,000  Yamanouchi Pharmaceutical Co., Ltd. (Japan)                                                 5,110,587
                                                                                                            --------------
                                                                                                                62,744,935

Photography (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            139,200  Canon, Inc. (Japan)                                                                         2,971,159

Publishing (0.8%)
--------------------------------------------------------------------------------------------------------------------------
             49,800  McGraw-Hill, Inc.                                                                           5,449,988

Recreation (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            509,500  EMI Group PLC (United Kingdom)                                                              3,761,199

Restaurants (1.2%)
--------------------------------------------------------------------------------------------------------------------------
             47,400  McDonald's Corp.                                                                            4,029,000
             67,800  Tricon Global Restaurants, Inc. (NON)                                                       4,203,600
                                                                                                            --------------
                                                                                                                 8,232,600

Retail (7.3%)
--------------------------------------------------------------------------------------------------------------------------
             45,600  Albertson's Inc.                                                                            2,599,200
            200,000  Ahold Koninklijke N.V. (Netherlands)                                                        7,711,200
                 30  Circle K Japan Co. Ltd. (Japan)                                                                 1,339
            748,800  Coles Myer Ltd.  (Australia)                                                                3,978,434
             94,440  Costco Companies, Inc. (NON)                                                                7,584,713
             58,100  Dayton Hudson Corp.                                                                         3,634,881
            260,525  Dixons Group PLC (United Kingdom)                                                           4,910,866
             60,000  Laurus N.V. (Netherlands)                                                                   1,718,496
            115,550  Rite Aid Corp.                                                                              4,780,881
             97,000  Saks, Inc. (NON)                                                                            3,485,938
            130,200  Wal-Mart Stores, Inc.                                                                      11,246,025
                                                                                                            --------------
                                                                                                                51,651,973

Semiconductors (2.0%)
--------------------------------------------------------------------------------------------------------------------------
             44,900  Intel Corp.                                                                                 5,385,194
                400  Rohm Co. Ltd. (Japan)                                                                          38,992
             46,376  STMicroelectronics (France) (NON)                                                           4,145,775
             52,000  Texas Instruments, Inc.                                                                     4,637,750
                                                                                                            --------------
                                                                                                                14,207,711

Telecommunications (17.2%)
--------------------------------------------------------------------------------------------------------------------------
             54,200  Ameritech Corp.                                                                             3,543,325
                802  BCE, Inc. (Canada) (NON)                                                                       32,460
            456,355  British Telecommunications PLC (United Kingdom)                                             7,903,969
            544,800  Cable & Wireless Communications (United Kingdom)                                            6,459,301
             95,400  Cable & Wireless PLC (United Kingdom)                                                       1,304,574
          1,184,000  China Telecom Ltd. (Hong Kong) (NON)                                                        2,101,459
             56,080  France Telecom S.A. (France)                                                                5,266,551
                400  Korea Telecom Corp. (South Korea) (NON)                                                        11,779
            147,600  MCI WorldCom, Inc. (NON)                                                                   12,177,000
                500  Nippon Telegraph and Telephone Corp. (Japan)                                                4,109,243
             87,597  Nokia Oyj AB Class A (Finland)                                                             12,023,508
            184,329  Portugal Telecom S.A. (Portugal)                                                            9,058,365
             10,800  QUALCOMM, Inc. (NON)                                                                          788,400
            136,300  Sprint Corp.                                                                               11,696,244
             20,700  Swisscom AG ADR (Switzerland) (NON)                                                         8,207,238
          1,429,500  Telecom Italia SPA (Italy)                                                                 15,101,723
            361,325  Tele-Communications TCI Ventures Group Class A (NON)                                       10,004,186
             18,880  Telefonaktiebolaget LM Ericsson Class B (Sweden)                                              502,325
             34,900  Telefonos de Mexico S.A. ADR Class L (Mexico)                                               1,995,844
            205,900  Telfonica de Espana (Spain)                                                                 9,435,742
                                                                                                            --------------
                                                                                                               121,723,236

Transportation (0.9%)
--------------------------------------------------------------------------------------------------------------------------
            191,723  TNT Post Group N.V. (Netherlands)                                                           6,578,944
                                                                                                            --------------
                     Total Common Stocks (cost $580,261,485)                                                $  691,067,696

SHORT-TERM INVESTMENTS (1.2%) (a) (cost $8,535,000)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $    8,535,000  Interest in $310,913,000 joint repurchase agreement dated February 26, 1999 with SBC Warburg
                       Securities due March 1, 1999 with respect to
                       various U.S. Treasury obligations -- maturity
                       value of $8,538,371 for an effective yield of 4.74%                                  $    8,535,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $588,796,485) (b)                                              $  699,602,696
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $709,515,758.

  (b) The aggregate identified cost on a tax basis is $590,531,786, resulting in gross unrealized appreciation and depreciation of $124,253,412 and $15,182,502, respectively, or net unrealized appreciation of $109,070,910.

(NON) Non-income-producing security.

      ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

      Diversification by Country (Unaudited)

      Distribution of investments by country of issue at February 28, 1999: (as percentage of Market Value)

          Australia         1.4%
          Finland           2.2
          France            7.6
          Germany           3.3
          Ireland           1.1
          Italy             4.4
          Japan             4.7
          Netherlands       6.0
          Portugal         l1.6
          South Korea       1.3
          Spain             2.0
          Switzerland       4.8
          United Kingdom   11.6
          United States    46.0
          Other             2.0
                          -----
          Total           100.0%

-------------------------------------------------------------------------------
Forward Currency Contracts to Sell at February 28, 1999
                            Market   Aggregate Face    Delivery  Unrealized
                            Value        Value           Date   Appreciation
-------------------------------------------------------------------------------
British Pounds          $20,810,244   $21,169,434        7/99      $359,190
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
February 28, 1999
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $588,796,485) (Note 1)                                            $699,602,696
-----------------------------------------------------------------------------------------------
Cash                                                                                      2,514
-----------------------------------------------------------------------------------------------
Foreign currency (cost $2,646)                                                           34,673
-----------------------------------------------------------------------------------------------
Dividends and other receivables                                                         442,845
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                  704,784
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                       29,731,428
-----------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                          359,190
-----------------------------------------------------------------------------------------------
Total assets                                                                        730,878,130

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                     16,484,030
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                              904,488
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          1,162,509
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              195,119
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            17,955
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              1,721
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                  492,593
-----------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                         2,003,716
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  100,241
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    21,362,372
-----------------------------------------------------------------------------------------------
Net assets                                                                         $709,515,758

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                    $559,057,505
-----------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                               (359,190)
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions (Note 1)                                               39,566,399
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets
and liabilities in foreign currencies                                               111,251,044
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                         $709,515,758

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($302,556,415 divided by 22,212,049 shares)                                              $13.62
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $13.62)*                                  $14.45
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($377,386,047 divided by 28,154,118 shares)**                                            $13.40
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($189,676 divided by 13,918 shares)**                                                    $13.63
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($29,383,620 divided by 2,179,428 shares)                                                $13.48
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $13.48)*                                  $13.97
-----------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.





Statement of operations
Year ended February 28, 1999
Investment income:
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $470,978)                                          $ 7,550,847
-----------------------------------------------------------------------------------------------
Interest                                                                              1,732,911
-----------------------------------------------------------------------------------------------
Total investment income                                                               9,283,758

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      4,487,302
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        1,321,269
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        22,612
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         10,550
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                   969,992
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                 3,551,585
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                        38
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                   206,632
-----------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                           29,035
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  39,721
-----------------------------------------------------------------------------------------------
Registration fees                                                                        18,096
-----------------------------------------------------------------------------------------------
Auditing                                                                                 37,014
-----------------------------------------------------------------------------------------------
Legal                                                                                     5,715
-----------------------------------------------------------------------------------------------
Postage                                                                                 105,689
-----------------------------------------------------------------------------------------------
Other                                                                                    14,028
-----------------------------------------------------------------------------------------------
Total expenses                                                                       10,819,278
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (169,824)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         10,649,454
-----------------------------------------------------------------------------------------------
Net investment loss                                                                  (1,365,696)
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                     66,230,987
-----------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                          (2,228,124)
-----------------------------------------------------------------------------------------------
Net realized gain on swap contracts (Note 1)                                         20,238,345
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the period (Note 1)                                           536,983
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments
during the year                                                                      (4,274,115)
-----------------------------------------------------------------------------------------------
Net gain on investments                                                              80,504,076
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                $79,138,380
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                     Year ended February 28
                                                                                -------------------------------
                                                                                            1999           1998
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment loss                                                               $  (1,365,696)   $  (833,163)
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign
currency transactions                                                                84,241,208      82,343,328
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of
investments and assets and liabilities in foreign currencies                         (3,737,132)     47,865,260
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                 79,138,380     129,375,425
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                                  --        (822,276)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                                  --        (334,603)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                                  --              --
---------------------------------------------------------------------------------------------------------------
    Class M                                                                                  --         (52,099)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                         (26,234,811)    (29,056,997)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                         (33,206,052)    (35,955,231)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                                  --              --
---------------------------------------------------------------------------------------------------------------
    Class M                                                                          (2,470,012)     (2,675,739)
---------------------------------------------------------------------------------------------------------------
  In excess of net investment income
    Class A                                                                                  --      (1,034,844)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                                  --        (421,101)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                                  --              --
---------------------------------------------------------------------------------------------------------------
    Class M                                                                                  --         (65,568)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                    62,966,169     124,152,859
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                         80,193,674     183,109,826

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of year                                                                   629,322,084     446,212,258
---------------------------------------------------------------------------------------------------------------
End of year (including accumulated net investment loss
and distributions in excess of net investment income of
$359,190 and $522,224, respectively)                                               $709,515,758    $629,322,084
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   For the period
Per-share                                                                                          Year ended       July 1, 1994+
operating performance                                         Year ended Feb. 28                     Feb. 29         to Feb. 28
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $13.18           $11.85           $11.02            $8.83            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .02(c)           .03(c)           .06(c)           .06              .03(c)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                  1.66             3.06             1.77             2.60              .32
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                1.68             3.09             1.83             2.66              .35
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                      --             (.05)            (.12)            (.08)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                      (1.24)           (1.66)            (.83)            (.39)              --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                      --             (.05)            (.05)              --               --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
realized gain on investments                           --               --               --               --             (.02)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                 (1.24)           (1.76)           (1.00)            (.47)            (.02)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $13.62           $13.18           $11.85           $11.02            $8.83
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                              13.08            27.74            16.92            30.58             4.13*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $302,556         $270,536         $199,305         $142,513          $93,144
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                            1.26             1.37             1.43             1.56             1.12*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)                             .17              .20              .48              .60              .37*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             241.46            97.77            82.07            72.00            46.52*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended February 29, 1996 and thereafter includes amounts paid through brokerage service and expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   For the period
Per-share                                                                                           Year ended      July 1, 1994+
operating performance                                           Year ended Feb. 28                    Feb. 29        to Feb. 28
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $13.07           $11.77           $10.97            $8.80            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.07)(c)         (.06)(c)         (.01)(c)          .01               --(c)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                  1.64             3.05             1.76             2.60              .32
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                1.57             2.99             1.75             2.61              .32
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                      --             (.01)            (.09)            (.05)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                      (1.24)           (1.66)            (.83)            (.39)              --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                      --             (.02)            (.03)              --               --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
realized gain on investments                           --               --               --               --             (.02)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                 (1.24)           (1.69)            (.95)            (.44)            (.02)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $13.40           $13.07           $11.77           $10.97            $8.80
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                              12.33            26.98            16.19            30.05             3.77*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $377,386         $333,642         $232,117         $150,679          $75,998
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                            1.92             2.00             2.02             2.09             1.45*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)                            (.49)            (.44)            (.12)             .05              .05*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             241.46            97.77            82.07            72.00            46.52*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended February 29, 1996 and thereafter includes amounts paid through brokerage service and expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS C
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                 For the period
Per-share                                                                                       February 1, 1999+
operating performance                                                                             to February 28
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                   $14.15
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                              --(c)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                     (.52)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                   (.52)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                         --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                            --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                                                         --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
realized gain on investments                                                                              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                       --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                         $13.63
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                                 (3.68)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                          $190
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                                .15*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)                                                                               (.05)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                241.46
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended February 29, 1996 and thereafter includes amounts paid through brokerage service and expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  For the period
Per-share                                                                                                          July 3, 1995+
operating performance                                                          Year ended Feb. 28                    to Feb. 29
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1999             1998             1997             1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $13.11           $11.80           $11.01            $9.76
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                          (.03)(c)         (.03)(c)          .01(c)            --(c)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                   1.64             3.07             1.78             1.72
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                 1.61             3.04             1.79             1.72
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                       --             (.03)            (.12)            (.08)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                       (1.24)           (1.66)            (.83)            (.39)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                       --             (.04)            (.05)              --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
realized gain on investments                                            --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                  (1.24)           (1.73)           (1.00)            (.47)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $13.48           $13.11           $11.80           $11.01
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                               12.61            27.36            16.51            17.95*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                     $29,384          $25,145          $14,791           $3,901
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                             1.67             1.75             1.77             1.23*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)                                             (.25)            (.22)             .05               --*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                              241.46            97.77            82.07            72.00
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended February 29, 1996 and thereafter includes amounts paid through brokerage service and expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
February 28, 1999

Note 1
Significant accounting policies

Putnam Diversified Equity Trust ("the fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital appreciation primarily through a diversified portfolio consisting of domestic and international stocks.

The fund offers class A, class B, class C and class M shares. The fund began offering class C shares on February 1, 1999. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over the counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Swap contracts The fund may engage in swap agreements, which are an agreement to exchange the return generated by one instrument for the return generated by another instrument. The fund may enter into equity swap agreements, to manage its exposure to equity markets, which involve a commitment by one party to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty, respectively. Equity swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made at the end of the measurement period are recorded as realized gains or losses. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuations of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

H) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended February 28, 1999, the fund had no borrowings against the line of credit.

I) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

J) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include treatment of losses on wash sale transactions, foreign currency gains and losses, organization costs, nontaxable dividends, realized gains and losses on passive foreign investment companies and unrealized gains on passive foreign investment companies. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended February 28, 1999, the fund reclassified $1,528,730 to decrease accumulated net investment loss and $284,469 to increase paid-in-capital, with a decrease to accumulated net realized gains of $1,813,199. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

K) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $98,304. These expenses have been fully amortized on a straight-line basis over a five-year period as of February 28, 1999.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, and 0.43% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended February 28, 1999, fund expenses were reduced by $169,824 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $950 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.65%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees currently limit payment by the fund to an annual rate of 0.75% of the average net assets attributable to class M shares. The Trustees currently limit payment by the fund to an annual rate of 0.50% of the average net assets attributable to class A for shares outstanding as of July 1, 1995 (except for class A shares for which Putnam Mutual Funds is dealer of record) and 0.25% of such average net asset value of shares acquired after that date (including shares acquired through reinvestment of distributions).

For the year ended February 28, 1999, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $191,156 and $23,825 from the sale of class A and class M shares, respectively and received $435,135 and $0 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended February 28, 1999, Putnam Mutual Funds Corp., acting as underwriter received $1,734 on class A redemptions.

Note 3
Purchases and sales of securities

During the year ended February 28, 1999, purchases and sales of investment securities other than short-term investments aggregated $1,554,003,623 and $1,526,689,427, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At February 28, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:


                                                            Year ended
                                                        February 28, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      6,334,545        $86,668,517
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,863,995         24,474,124
-----------------------------------------------------------------------------
                                                 8,198,540        111,142,641

Shares
repurchased                                     (6,508,215)       (87,307,056)
-----------------------------------------------------------------------------
Net increase                                     1,690,325        $23,835,585
-----------------------------------------------------------------------------

                                                            Year ended
                                                        February 28, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      5,175,007        $66,125,111
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    2,524,545         29,941,026
-----------------------------------------------------------------------------
                                                 7,699,552         96,066,137

Shares
repurchased                                     (4,001,992)       (51,079,869)
-----------------------------------------------------------------------------
Net increase                                     3,697,560        $44,986,268
-----------------------------------------------------------------------------

                                                            Year ended
                                                        February 28, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      7,834,152       $106,056,611
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    2,419,026         31,277,908
-----------------------------------------------------------------------------
                                                10,253,178        137,334,519

Shares
repurchased                                     (7,619,210)      (101,800,083)
-----------------------------------------------------------------------------
Net increase                                     2,633,968       $ 35,534,436
-----------------------------------------------------------------------------

                                                            Year ended
                                                        February 28, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      8,216,514       $105,808,985
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    2,942,200         34,659,096
-----------------------------------------------------------------------------
                                                11,158,714        140,468,081

Shares
repurchased                                     (5,357,877)       (69,585,473)
-----------------------------------------------------------------------------
Net increase                                     5,800,837       $ 70,882,608
-----------------------------------------------------------------------------

                                                           For the period
                                                         February 1, 1999
                                                         (commencement of
                                                           operations) to
                                                        February 28, 1999
-----------------------------------------------------------------------------
Class C                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                         13,918           $191,352
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                    13,918            191,352

Shares
repurchased                                             --                 --
-----------------------------------------------------------------------------
Net increase                                        13,918           $191,352
-----------------------------------------------------------------------------

                                                            Year ended
                                                        February 28, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        570,399         $7,693,217
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      185,652          2,412,397
-----------------------------------------------------------------------------
                                                   756,051         10,105,614

Shares
repurchased                                       (495,014)        (6,700,818)
-----------------------------------------------------------------------------
Net increase                                       261,037         $3,404,796
-----------------------------------------------------------------------------

                                                            Year ended
                                                        February 28, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        645,008         $8,214,553
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      233,331          2,755,638
-----------------------------------------------------------------------------
                                                   878,339         10,970,191

Shares
repurchased                                       (213,412)        (2,686,208)
-----------------------------------------------------------------------------
Net increase                                       664,927         $8,283,983
-----------------------------------------------------------------------------



Federal tax information
(Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, as amended the Fund hereby designates $40,410,642 as a 20% capital gain, for its taxable year ended February 28, 1999.

The fund has designated 10.69% of the distributions from net investment income as qualifying for the dividends received deduction for corporations.

The Form 1099 you receive in January 2000 will show the tax status of all distributions paid to your account in calendar 1999.



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Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT
ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

John J. Morgan, Jr.
Vice President

Justin M. Scott
Vice President and Fund Manager

Omid Kamshad
Vice President and Fund Manager

Paul C. Warren
Vice President and Fund Manager

Robert R. Beck
Vice President and Fund Manager

Michael K. Arends
Vice President and Fund Manager

Michael P. Stack
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam Diversified Equity Trust. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

www.putnaminv.com
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